Annual Total Returns - Class A	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Praxis Impact Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	6.82%	1.17%	5.56%	(13.12%)	(2.23%)	7.45%	7.75%	(0.36%)	3.11%	2.13%
Praxis International Index Fund
Prospectus [Line Items]
Annual Return [Percent]	28.89%	6.42%	14.51%	(16.72%)	7.22%	12.37%	19.55%	(15.13%)	24.97%	4.97%
Praxis Value Index Fund
Prospectus [Line Items]
Annual Return [Percent]	12.97%	10.30%	20.04%	(7.86%)	24.52%	3.58%	32.21%	(8.47%)	16.31%	16.13%
Praxis Growth Index Fund
Prospectus [Line Items]
Annual Return [Percent]	18.05%	33.04%	29.48%	(28.42%)	31.60%	32.81%	31.45%	(0.05%)	26.28%	7.15%
Praxis Small Cap Index Fund
Prospectus [Line Items]
Annual Return [Percent]	6.15%	7.86%	15.87%	(20.08%)	26.53%	10.39%	21.36%	(8.56%)	10.70%	8.18%
Praxis Genesis Conservative Portfolio
Prospectus [Line Items]
Annual Return [Percent]	10.14%	5.16%	9.77%	(14.59%)	4.42%	10.28%	13.14%	(2.64%)	8.36%	4.23%
Praxis Genesis Balanced Portfolio
Prospectus [Line Items]
Annual Return [Percent]	13.46%	9.03%	14.15%	(16.06%)	11.77%	12.97%	18.54%	(4.89%)	13.38%	6.58%
Praxis Genesis Growth Portfolio
Prospectus [Line Items]
Annual Return [Percent]	15.50%	11.52%	16.98%	(17.05%)	16.72%	14.08%	22.16%	(6.52%)	16.71%	7.82%